UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Camber Capital Management LLC
     Address:    101 Huntington Avenue
                 25th Floor
                 Boston, MA 02199

13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Stephen DuBois
     Title:      Managing Member
     Phone:      617-717-6600

     Signature, Place, and Date of Signing:
     Stephen DuBois                     Boston, MA               5/15/2013
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 1220468
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMARIN CORP PLC               SPONSOR ADR    023111206     7410   1000000 SH          Sole               1000000
                              NEW
ACTAVIS INC                   COM            00507k103    13816    150000 SH          Sole                150000
ALERE INC                     COM            01449j105    35742   1400000 SH          Sole               1400000
ALNYLAM PHARMACEUTICALS INC   COM            02043q107    24370   1000000 SH          Sole               1000000
AMEDISYS INC                  COM            023436108     7784    700000 SH          Sole                700000
ANGIODYNAMICS INC             COM            03475v101    11601   1015000 SH          Sole               1015000
ANTHERA PHARMACEUTICALS INC   COM            03674u102     2015   3100000 SH          Sole               3100000
ANTHERA PHARMACEUTICALS INC   WARRANT        03674u102        0    400000     CALL    Sole                400000
ASTRAZENECA PLC               COM            046353108    49980   1000000     CALL                       1000000
BOSTON SCIENTIFIC CORP        COM            101137107    23430   3000000 SH          Sole               3000000
CARDINAL HEALTH INC           COM            14149y108    20810    500000 SH          Sole                500000
CARDIONET INC                 COM            14159l103     6030   2481412 SH          Sole               2481412
CELGENE CORP                  RIGHTS         151020112     6712    949358 SH          Sole                949358
CONMED CORP                   COM            207410101    34060   1000000 SH          Sole               1000000
CROSS CTRY HEALTHCARE INC     COM            227483104     8177   1540000 SH          Sole               1540000
DENDREON CORP                 COM            24823q107    11825   2500000 SH          Sole               2500000
DERMA SCIENCES INC            COM            249827502    11476    950000 SH          Sole                950000
DURECT CORP                   COM            266605104     1506   1132481 SH          Sole               1132481
ELAN CORP PLC                 ADR            284131208    11800   1000000 SH          Sole               1000000
ENDO HEALTH SOLUTIONS INC     COM            29264f205    38450   1250000 SH          Sole               1250000
GENMARK DIAGNOSTICS INC       COM            372309104    12274    950000 SH          Sole                950000
GLAXOSMITHKLINE PLC           COM            37733W105    23455    500000     PUT                         500000
HCA HOLDINGS INC              COM            40412c101    20315    500000 SH          Sole                500000
SELECT SECTOR SPDR TR         SBI HEALTHCARE 81369Y209    46010   1000000     PUT                        1000000
SELECT SECTOR SDPR TR         SBI HEALTHCARE 81369Y209    46010   1000000     PUT                        1000000
HUMANA INC                    COM            444859102    41466    600000     CALL                        600000
HOLOGIC INC                   COM            436440101    22600   1000000 SH          Sole               1000000
IDENIX PHARMACEUTICALS INC    COM            45166r204     9790   2750000 SH          Sole               2750000
IMPAX LABORATORIES INC        COM            45256b101    10808    700000 SH          Sole                700000
INTERMUNE INC                 COM            45884x103    12217   1350000 SH          Sole               1350000
LABORATORY CORP AMER HLDGS    COM            50540r409    18040    200000 SH          Sole                200000
MAGELLAN HEALTH SERVICES INC  COM            559079207     8325    175000 SH          Sole                175000
MAKO SURGICAL CORP            COM            560879108    16725   1500000 SH          Sole               1500000
MASIMO CORP                   COM            574795100    24525   1250000 SH          Sole               1250000
MOMENTA PHARMACEUTICALS INC   COM            60877t100    10672    800000 SH          Sole                800000
MYLAN INC                     COM            628530107    50645   1750000 SH          Sole               1750000
NATUS MEDICAL INC DEL         COM            639050103    22391   1666003 SH          Sole               1666003
NOVAVAX INC                   COM            670002104     7321   3211009 SH          Sole               3211009
PROTALIX BIOTHERAPEUTICS INC  COM            74365a101     4392    800000 SH          Sole                800000
QUEST DIAGNOSTICS INC         COM            74834l100    33870    600000 SH          Sole                600000
REGENERON PHARMACEUTICAL INC  COM            75886f107     3352     19000 SH          Sole                 19000
SPDR S&P 500 ETF TR           TR UNIT        78462F103    78335    500000     PUT                         500000
SPDR S&P 500 ETF TR           TR UNIT        78462F103   117503    750000     PUT                         750000
SUPERNUS PHARMACEUTICALS INC  COM            868459108      562    100000 SH          Sole                100000
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209    59520   1500000 SH          Sole               1500000
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209    17856    450000     CALL                        450000
UNIVERSAL AMERICAN CORP NEW   COM            91338e101     2836    340400 SH          Sole                340400
UNIVERSAL HEALTH SVCS INC     COM            913903100    44709    700000 SH          Sole                700000
VANGUARD HEALTH SYSTEMS INC   COM            922036207    46840   3150000 SH          Sole               3150000
VOLCANO CORPORATION           COM            928645100    11130    500000 SH          Sole                500000
WELLPOINT INC                 COM            94973v107    46361    700000 SH          Sole                700000
WRIGHT MED GROUP INC          COM            98235t107    22619    950000 SH          Sole                950000
